Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Parenthetical) (Detail)	Dec. 31, 2021 $ / shares
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Weighted average exercise price of share options outstanding in share based payment arrangement	$ 0.0021